Supplemental Financial Information - Schedule of Inventory (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Supplemental Financial Information Abstract
Raw materials	$ 8,032	$ 5,775	$ 649
Work in progress	669	941	0
Finished goods	0	959	0
Inventories	$ 8,701	$ 7,675	$ 649